Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 5,488,391
Ending balance	5,905,797	$ 5,488,391
Impairment reversal	156,717	0
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,349,967
Ending balance	3,600,197	3,349,967
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	321,016
Ending balance	307,169	321,016
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,509,344
Ending balance	2,437,939	2,509,344
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	105,569
Ending balance	103,789	105,569
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	182,202
Ending balance	166,723	182,202
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	224,310
Ending balance	219,785	224,310
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	7,526
Ending balance	364,792	7,526
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,681,811	4,681,811
Additions (Reductions)	363,102
Ending balance	5,044,913	4,681,811
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Additions (Reductions)	0
Ending balance	3,059,876	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	136,058	136,058
Additions (Reductions)	4,000
Ending balance	140,058	136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	402,232	402,232
Additions (Reductions)	359,102
Ending balance	761,334	402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,331,844)	(1,184,576)
Ending balance	(1,444,716)	(1,331,844)
Depletion	(112,872)	(147,268)
Impairment reversal	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(302,848)	(279,821)
Ending balance	(316,695)	(302,848)
Depletion	(13,847)	(23,027)
Impairment reversal	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(550,532)	(454,619)
Ending balance	(621,937)	(550,532)
Depletion	(71,405)	(95,913)
Impairment reversal	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(30,489)	(25,652)
Ending balance	(36,269)	(30,489)
Depletion	(5,780)	(4,837)
Impairment reversal	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(38,227)	(26,062)
Ending balance	(53,706)	(38,227)
Depletion	(15,479)	(12,165)
Impairment reversal	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(15,042)	(9,358)
Ending balance	(19,567)	(15,042)
Depletion	(4,525)	(5,684)
Impairment reversal	0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(394,706)	(389,064)
Ending balance	(396,542)	(394,706)
Depletion	(1,836)	(5,642)
Impairment reversal	0
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,669,525
Ending balance	1,701,149	1,669,525
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	350,572
Ending balance	322,018	350,572
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	626,934
Ending balance	580,052	626,934
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	217,044
Ending balance	205,884	217,044
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	474,975
Ending balance	593,195	474,975
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,009,145	3,010,971
Additions (Reductions)	157,746	(1,826)
Ending balance	3,166,891	3,009,145
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,281,228	1,283,054
Additions (Reductions)	157,746	(1,826)
Ending balance	1,438,974	1,281,228
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,339,620)	(1,251,579)
Ending balance	(1,465,742)	(1,339,620)
Depletion	(126,122)	(88,041)
Impairment reversal	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(174,054)	(149,924)
Ending balance	(202,608)	(174,054)
Depletion	(28,554)	(24,130)
Impairment reversal	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(273,409)	(231,533)
Ending balance	(320,291)	(273,409)
Depletion	(46,882)	(41,876)
Impairment reversal	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(85,904)	(74,761)
Ending balance	(97,064)	(85,904)
Depletion	(11,160)	(11,143)
Impairment reversal	0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(806,253)	(795,361)
Ending balance	(845,779)	(806,253)
Depletion	(39,526)	(10,892)
Impairment reversal	0
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	241,389
Ending balance	232,830	241,389
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	241,389
Ending balance	232,830	241,389
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(22,332)	(13,752)
Ending balance	(30,891)	(22,332)
Depletion	(8,559)	(8,580)
Impairment reversal	0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	227,510
Ending balance	371,621	227,510
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(165,912)	(165,912)
Ending balance	(21,801)	(165,912)
Depletion	(12,606)
Impairment reversal	156,717
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,488,391
Ending balance	5,905,797	5,488,391
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,348,099	8,349,925
Additions (Reductions)	520,848	(1,826)
Ending balance	8,868,947	8,348,099
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,859,708)	(2,615,819)
Ending balance	(2,963,150)	(2,859,708)
Depletion	(260,159)	$ (243,889)
Impairment reversal	$ 156,717